Financial Instruments and Risk Management (Details) - Schedule of Contractual Maturities of Financial Liabilities - USD ($)	Jul. 31, 2024	Oct. 31, 2023
Financial Instruments and Risk Management [Line Items]
Accounts payable and accrued liabilities	$ 276,744	$ 617,004
Due to related parties	48,577	42,433
Lease liability	60,898
Total	386,219	659,437
Within 1 year [Member]
Financial Instruments and Risk Management [Line Items]
Accounts payable and accrued liabilities	276,744	617,004
Due to related parties	48,577	42,433
Lease liability	35,320
Total	360,641	659,437
Within 2-5 years [Member]
Financial Instruments and Risk Management [Line Items]
Accounts payable and accrued liabilities
Due to related parties
Lease liability	25,578
Total	$ 25,578